--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                                      AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2001

                     -------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                                      AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DFA INVESTMENT DIMENSIONS GROUP INC. -- EMERGING MARKETS
 VALUE PORTFOLIO
    Performance Chart.......................................        1
    Management's Discussion and Analysis....................        2
    Statement of Assets and Liabilities.....................        4
    Statement of Operations.................................        5
    Statements of Changes in Net Assets.....................        6
    Financial Highlights....................................        7
    Notes to Financial Statements...........................        8
    Report of Independent Certified Public Accountants......       10

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
    Performance Chart.......................................       11
    Schedule of Investments.................................       12
    Statement of Assets and Liabilities.....................       22
    Statement of Operations.................................       23
    Statements of Changes in Net Assets.....................       24
    Financial Highlights....................................       25
    Notes to Financial Statements...........................       26
    Report of Independent Certified Public Accountants......       29

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        EMERGING MARKETS VALUE PORTFOLIO

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
APRIL 1998-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         EMERGING MARKETS VALUE PORTFOLIO  MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
                                   $9,950                                        $10,000
Apr. 98                            $9,592                                         $9,872
May 98                             $8,447                                         $8,489
Jun. 98                            $7,681                                         $7,581
Jul. 98                            $8,009                                         $7,795
Aug. 98                            $5,930                                         $5,512
Sep. 98                            $5,900                                         $5,846
Oct. 98                            $7,164                                         $6,454
Nov. 98                            $8,329                                         $6,984
Dec. 98                            $8,617                                         $6,857
Jan. 99                            $8,493                                         $6,741
Feb. 99                            $8,565                                         $6,802
Mar. 99                            $9,517                                         $7,677
Apr. 99                           $11,910                                         $8,615
May 99                            $11,899                                         $8,539
Jun. 99                           $13,348                                         $9,490
Jul. 99                           $13,059                                         $9,218
Aug. 99                           $13,172                                         $9,295
Sep. 99                           $12,748                                         $8,969
Oct. 99                           $13,308                                         $9,152
Nov. 99                           $14,157                                         $9,969
Dec. 99                           $15,877                                        $11,224
Jan. 00                           $15,831                                        $11,269
Feb. 00                           $15,413                                        $11,414
Mar. 00                           $15,197                                        $11,452
Apr. 00                           $14,281                                        $10,350
May 00                            $13,274                                         $9,900
Jun. 00                           $13,297                                        $10,217
Jul. 00                           $12,730                                         $9,680
Aug. 00                           $12,742                                         $9,713
Sep. 00                           $11,814                                         $8,853
Oct. 00                           $10,976                                         $8,207
Nov. 00                           $10,150                                         $7,484
Dec. 00                           $10,453                                         $7,655
Jan. 01                           $11,453                                         $8,692
Feb. 01                           $10,523                                         $8,005
Mar. 01                            $9,511                                         $7,182
Apr. 01                            $9,959                                         $7,516
May 01                            $10,190                                         $7,581
Jun. 01                           $10,074                                         $7,405
Jul. 01                            $9,798                                         $6,919
Aug. 01                            $9,913                                         $6,838
Sep. 01                            $8,305                                         $5,766
Oct. 01                            $8,638                                         $6,120
Nov. 01                            $9,683                                         $6,752

         ANNUALIZED                 ONE          FROM
         TOTAL RETURN (%)           YEAR      APRIL 1998
         -----------------------------------------------
                                   -5.07        -0.87

- THE PORTFOLIO INVESTS IN THE DIMENSIONAL EMERGING MARKETS VALUE FUND INC. WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, THAILAND, AND TURKEY, SPECIFICALLY THOSE DEEMED TO BE VALUE STOCKS. HOWEVER, GREECE WAS RECLASSIFIED AS A DEVELOPED MARKET ON MAY 31, 2001, AND POSITIONS IN GREEK SECURITIES WERE GRADUALLY REDUCED IN THE LATTER HALF OF THE YEAR.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW         TWELVE MONTHS ENDED NOVEMBER 30, 2001

    Global equity markets were generally weak for the twelve months ended November 30, 2001: prices fell in nine of the ten largest country constituents of the MSCI EAFE Index. Expressed in local currency terms, losses exceeded 20% in six of the ten largest markets. Net returns for U.S. dollar-based investors were enhanced by modest strength in the euro, Swiss franc and British pound, and diminished by weakness in the Australian dollar, Japanese yen, and Swedish krona. The combined result was a minor drag on returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was -18.21% in local currency and -19.14% in U.S. dollars.

    Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

     TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001 (U.S. DOLLARS)
     ------------------------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
MSCI EAFE Small Cap Index (price-only)                                -11.74%
Salomon Extended Market Index -- EPAC (small companies)               -13.01%
MSCI EAFE Value Index (net dividends)                                 -14.83%
MSCI EAFE Index (net dividends)                                       -19.14%
MSCI EAFE Growth Index (net dividends)                                -23.59%

    Returns in emerging markets were higher on average than in developed country markets, although results varied widely among individual countries. For the twelve months ended November 30, 2001, total return was -9.78% for the MSCI Emerging Markets Free Index (price-only), and -19.14% for the MSCI EAFE Index (net dividends).

             TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001
             ---------------------------------------------------
                                                                   TOTAL
                                                                  RETURNS
COUNTRY                                                           (U.S $)
-------                                                       ---------------
South Korea.................................................           18.65%
Hungary.....................................................           11.83%
Thailand....................................................            8.55%
Mexico......................................................            4.90%
Poland......................................................           -4.88%
Chile.......................................................           -5.26%
Malaysia....................................................          -12.60%
Greece......................................................          -14.88%
Israel......................................................          -18.80%
Indonesia...................................................          -19.28%
Brazil......................................................          -22.78%
Philippines.................................................          -23.29%
Argentina...................................................          -38.07%
Turkey......................................................          -38.90%

--------------

Source: DataStream International

EMERGING MARKETS VALUE PORTFOLIO

    The Emerging Markets Value Portfolio seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund Inc., which invests in such stocks.

The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Dimensional Emerging Markets Value Fund, Inc. held 884 stocks in fourteen countries. Equity market returns (as measured by local stock market indexes) varied widely among individual countries.

    Country allocations reflect a weighting scheme targeting equal country weights. Argentina, Hungary, Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. Greece was re-classified as a developed market on May 31, 2001 and positions in Greek securities were gradually reduced in the latter half of the year. Throughout the twelve-month period ended November 30, 2001, the Emerging Markets Value Fund Inc. was essentially fully invested in equities: cash equivalents averaged less than 3.0% of the Master Fund's assets.

    As a result of the Emerging Markets Value Portfolio's diversified approach, performance was principally determined by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, emerging markets outperformed developed-country stocks. Total returns were -19.14% for the MSCI EAFE Index (net dividends), -9.78% for the MSCI Emerging Markets Free Index (price-only), and -4.60% for the Emerging Markets Value Portfolio.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc.
  (4,967,286 Shares, Cost $67,545)++ at Value...............  $   60,998
Receivable for Fund Shares Sold.............................         543
Prepaid Expenses and Other Assets...........................          25
                                                              ----------
    Total Assets............................................      61,566
                                                              ----------

LIABILITIES:
Payables:
    Investment Securities Purchased.........................         328
    Fund Shares Redeemed....................................         214
Accrued Expenses and Other Liabilities......................          25
                                                              ----------
    Total Liabilities.......................................         567
                                                              ----------

NET ASSETS..................................................  $   60,999
                                                              ==========
SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)..................................   7,234,919
                                                              ==========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............  $     8.43
                                                              ==========

PUBLIC OFFERING PRICE PER SHARE.............................  $     8.47
                                                              ==========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $   69,757
Accumulated Net Investment Income (Loss)....................         966
Accumulated Net Realized Gain (Loss) of Investment
  Securities................................................      (3,177)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................      (6,547)
                                                              ----------
    Total Net Assets........................................  $   60,999
                                                              ==========

-----------------------------------------------------------------
 ++  The cost for federal income tax purposes is $73,897.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from Dimensional Emerging
     Markets Value Fund Inc.................................         $ 1,472
                                                                     -------

EXPENSES
    Administrative Fees.....................................             209
    Accounting & Transfer Agent Fees........................              18
    Legal Fees..............................................               1
    Audit Fees..............................................               1
    Filing Fees.............................................              16
    Shareholders' Reports...................................               5
    Directors' Fees and Expenses............................               1
    Other...................................................               2
                                                                     -------
          Total Expenses....................................             253
                                                                     -------
      NET INVESTMENT INCOME (LOSS)..........................           1,219
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
    Capital Gain Distributions Received from Dimensional
     Emerging Markets Value Fund Inc........................           3,178
    Net Realized Gain (Loss) on Investment Securities
     Sold...................................................          (5,003)
    Change in Unrealized Appreciation (Depreciation) of
     Investment Securities..................................          (1,849)
                                                                     -------

      NET GAIN (LOSS) ON INVESTMENT SECURITIES..............          (3,674)
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(2,455)
                                                                     =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR            YEAR
                                                                       ENDED           ENDED
                                                                     NOV. 30,        NOV. 30,
                                                                       2001            2000
                                                                     ---------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................         $  1,219        $    391
    Capital Gain Distributions Received from Dimensional
      Emerging Markets Value Fund Inc.......................            3,178           2,188
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................           (5,003)         (1,109)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................           (1,849)        (19,003)
                                                                     --------        --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           (2,455)        (17,533)
                                                                     --------        --------

Distributions From:
    Net Investment Income...................................             (459)           (362)
    Net Realized Gains......................................             (234)         (3,689)
                                                                     --------        --------
        Total Distributions.................................             (693)         (4,051)
                                                                     --------        --------
Capital Share Transactions (1):
    Shares Issued...........................................           39,330          32,729
    Shares Issued in Lieu of Cash Distributions.............              693           4,051
    Shares Redeemed.........................................          (20,534)        (14,146)
                                                                     --------        --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................           19,489          22,634
                                                                     --------        --------
        Total Increase (Decrease)...........................           16,341           1,050
NET ASSETS
    Beginning of Period.....................................           44,658          43,608
                                                                     --------        --------
    End of Period...........................................         $ 60,999        $ 44,658
                                                                     ========        ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            4,634           2,660
    Shares Issued in Lieu of Cash Distributions.............               76             302
    Shares Redeemed.........................................           (2,455)         (1,172)
                                                                     --------        --------
                                                                        2,255           1,790
                                                                     ========        ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                YEAR          YEAR          YEAR         APRIL 2
                                                               ENDED         ENDED         ENDED           TO
                                                              NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                                2001          2000          1999          1998
                                                              --------      --------      --------      ---------
Net Asset Value, Beginning of Period........................  $  8.97       $ 13.67       $  8.37        $ 10.00
                                                              -------       -------       -------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..............................     0.18          0.10          0.33           0.06
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................    (0.58)        (3.56)         5.30          (1.69)
                                                              -------       -------       -------        -------
  Total from Investment Operations..........................    (0.40)        (3.46)         5.63          (1.63)
                                                              -------       -------       -------        -------
LESS DISTRIBUTIONS
  Net Investment Income.....................................    (0.09)        (0.11)        (0.33)            --
  Net Realized Gains........................................    (0.05)        (1.13)           --             --
                                                              -------       -------       -------        -------
  Total Distributions.......................................    (0.14)        (1.24)        (0.33)            --
                                                              -------       -------       -------        -------
Net Asset Value, End of Period..............................  $  8.43       $  8.97       $ 13.67        $  8.37
                                                              =======       =======       =======        =======
Total Return................................................    (4.60)%      (28.30)%       69.99%        (16.30)%#

Net Assets, End of Period (thousands).......................  $60,999       $44,658       $43,608        $10,969
Ratio of Expenses to Average Net Assets (1) ................     1.00%         1.04%         1.05%          1.96%*
Ratio of Net Investment Income to Average Net Assets........     2.34%         0.76%         1.87%          3.24%*
Portfolio Turnover Rate.....................................      N/A           N/A           N/A            N/A
Portfolio Turnover Rate of Master Fund Series ..............       19%           19%           18%            35%(a)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata of its Master Fund.

(a)  Calculated for the period ended November 30, 1998.

N/A Refer to the respective Master Fund.

                See accompanying Notes to Financial Statements.

                    THE DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers thirty-nine portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining portfolios, thirty-four are presented within four separate reports, and four have not commenced operations.

    The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At November 30, 2001, the Portfolio owned 22% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

    2. FOREIGN CURRENCY TRANSACTIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Fund are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the year ended November 30, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................        --
Gross Unrealized Depreciation...............................  $(12,899)
                                                              --------
    Net.....................................................  $(12,899)
                                                              ========

E. CREDIT:

    The Portfolio, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2001.

    The Portfolio, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

F. REIMBURSEMENT FEE:

    Shares of the Portfolio are sold at a public offering price which is equal to the Portfolio's current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital and are used to defray the costs associated with investing proceeds of the sale of shares to investors.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Emerging Markets Value Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND INC. VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MARCH 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DIMENSIONAL EMERGING MARKETS VALUE FUND INC.  MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
                                               $9,950                                        $10,000
Mar. 93                                       $10,151                                        $10,313
Apr. 93                                       $10,774                                        $10,493
May 93                                        $10,985                                        $10,751
Jun. 93                                       $11,628                                        $11,044
Jul. 93                                       $11,494                                        $11,306
Aug. 93                                       $12,496                                        $12,246
Sep. 93                                       $12,943                                        $12,681
Oct. 93                                       $13,789                                        $13,811
Nov. 93                                       $14,597                                        $14,415
Dec. 93                                       $16,529                                        $16,784
Jan. 94                                       $17,362                                        $17,080
Feb. 94                                       $16,308                                        $16,766
Mar. 94                                       $14,671                                        $15,223
Apr. 94                                       $14,359                                        $14,885
May 94                                        $14,998                                        $15,361
Jun. 94                                       $14,249                                        $14,911
Jul. 94                                       $15,500                                        $15,830
Aug. 94                                       $17,218                                        $17,775
Sep. 94                                       $17,518                                        $17,960
Oct. 94                                       $17,565                                        $17,612
Nov. 94                                       $16,650                                        $16,677
Dec. 94                                       $15,391                                        $15,326
Jan. 95                                       $14,008                                        $13,686
Feb. 95                                       $13,533                                        $13,322
Mar. 95                                       $13,939                                        $13,374
Apr. 95                                       $14,813                                        $13,949
May 95                                        $16,238                                        $14,653
Jun. 95                                       $16,069                                        $14,667
Jul. 95                                       $16,480                                        $14,973
Aug. 95                                       $15,913                                        $14,600
Sep. 95                                       $15,582                                        $14,511
Oct. 95                                       $15,079                                        $13,942
Nov. 95                                       $14,692                                        $13,682
Dec. 95                                       $15,193                                        $14,262
Jan. 96                                       $16,601                                        $15,262
Feb. 96                                       $16,153                                        $14,994
Mar. 96                                       $16,230                                        $15,083
Apr. 96                                       $16,769                                        $15,632
May 96                                        $16,885                                        $15,524
Jun. 96                                       $17,059                                        $15,588
Jul. 96                                       $15,685                                        $14,495
Aug. 96                                       $16,197                                        $14,844
Sep. 96                                       $16,571                                        $14,953
Oct. 96                                       $16,177                                        $14,543
Nov. 96                                       $16,321                                        $14,768
Dec. 96                                       $16,500                                        $14,817
Jan. 97                                       $18,459                                        $15,814
Feb. 97                                       $18,915                                        $16,480
Mar. 97                                       $18,391                                        $16,007
Apr. 97                                       $18,198                                        $15,980
May 97                                        $19,470                                        $16,394
Jun. 97                                       $20,256                                        $17,236
Jul. 97                                       $20,641                                        $17,459
Aug. 97                                       $18,486                                        $15,217
Sep. 97                                       $19,590                                        $15,614
Oct. 97                                       $17,147                                        $13,039
Nov. 97                                       $16,672                                        $12,556
Dec. 97                                       $17,317                                        $12,829
Jan. 98                                       $16,252                                        $11,813
Feb. 98                                       $17,508                                        $13,040
Mar. 98                                       $18,317                                        $13,561
Apr. 98                                       $18,083                                        $13,388
May 98                                        $16,048                                        $11,512
Jun. 98                                       $14,663                                        $10,281
Jul. 98                                       $15,238                                        $10,570
Aug. 98                                       $11,266                                         $7,475
Sep. 98                                       $11,223                                         $7,928
Oct. 98                                       $13,629                                         $8,753
Nov. 98                                       $15,868                                         $9,471
Dec. 98                                       $16,505                                         $9,299
Jan. 99                                       $16,272                                         $9,142
Feb. 99                                       $16,426                                         $9,224
Mar. 99                                       $18,263                                        $10,411
Apr. 99                                       $22,854                                        $11,684
May 99                                        $22,854                                        $11,580
Jun. 99                                       $25,636                                        $12,870
Jul. 99                                       $25,092                                        $12,500
Aug. 99                                       $25,313                                        $12,605
Sep. 99                                       $24,523                                        $12,163
Oct. 99                                       $25,597                                        $12,411
Nov. 99                                       $27,243                                        $13,519
Dec. 99                                       $30,649                                        $15,221
Jan. 00                                       $30,483                                        $15,282
Feb. 00                                       $29,688                                        $15,479
Mar. 00                                       $29,275                                        $15,530
Apr. 00                                       $27,533                                        $14,036
May 00                                        $25,597                                        $13,426
Jun. 00                                       $25,651                                        $13,855
Jul. 00                                       $24,569                                        $13,127
Aug. 00                                       $24,596                                        $13,172
Sep. 00                                       $22,813                                        $12,005
Oct. 00                                       $21,193                                        $11,129
Nov. 00                                       $19,606                                        $10,150
Dec. 00                                       $20,194                                        $10,381
Jan. 01                                       $22,138                                        $11,788
Feb. 01                                       $20,343                                        $10,855
Mar. 01                                       $18,398                                         $9,739
Apr. 01                                       $19,235                                        $10,192
May 01                                        $19,699                                        $10,281
Jun. 01                                       $19,474                                        $10,042
Jul. 01                                       $18,950                                         $9,383
Aug. 01                                       $19,174                                         $9,274
Sep. 01                                       $16,064                                         $7,819
Oct. 01                                       $16,723                                         $8,300
Nov. 01                                       $18,754                                         $9,157

         ANNUALIZED                 ONE         FIVE       FROM
         TOTAL RETURN (%)           YEAR       YEARS    MARCH 1993
         ---------------------------------------------------------
                                   -4.82        2.72       7.45

- THE FUND PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, THAILAND, AND TURKEY, SPECIFICALLY THOSE DEEMED TO BE VALUE STOCKS. HOWEVER, GREECE WAS RECLASSIFIED AS A DEVELOPED MARKET ON MAY 31, 2001, AND POSITIONS IN GREEK SECURITIES WERE GRADUALLY REDUCED IN THE LATTER HALF OF THE YEAR.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

--------------------------------------------------------------------------------

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001


                                                            SHARES            VALUE+
                                                            ------            ------
TURKEY -- (11.8%)
COMMON STOCKS -- (11.8%)
 Adana Cimento Sanayi Ticaret A.S......................     56,905,000  $     35,783
 Akbank................................................  1,463,749,105     3,612,487
 Akcansa Cimento Sanayi ve Ticaret A.S.................    139,250,000       837,977
 *Aksa.................................................     75,428,775     1,007,282
 Aksigorta A.S.........................................     50,506,000       334,669
 *Alarko Sanayii ve Ticaret A.S........................      5,005,999       172,627
 *Alternatifbank A.S...................................     88,085,564        35,140
 *Altinyildiz Mensucat ve Konfeksiyan
   Fabrikalari A.S.....................................      2,607,000        14,102
 Anadolu Anonim Turk Sigorta Sirketi...................    185,503,150       219,501
 Anadolu Cam Sanayii A.S...............................    177,709,000       222,294
 Anadolu Efes Biracilik ve Malt Sanayi A.S.............      1,508,426        31,618
 Anadolu Gida Sanayi A.S...............................     15,504,000        47,698
 *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.
   Series C............................................     11,433,000        49,475
 Arcelik A.S...........................................     54,963,000       445,963
 Aygaz.................................................     15,988,120       248,641
 BSH Profilo Elektrikli Gerecler Sanayii A.S...........     21,259,084       165,306
 Bagfas Bandirma Gubre Fabrik..........................      7,420,000       101,596
 Bati Cimento A.S......................................     46,745,660       192,805
 *Bekoteknik Sanayi A.S................................     88,482,935       296,150
 Bolu Cimento Sanayi A.S...............................    107,441,132       170,720
 Borusan...............................................     23,373,000       137,493
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     66,780,000       203,192
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......      9,261,000       181,595
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................     62,506,000       581,127
 Cimentas A.S..........................................     10,111,080       205,100
 *Dardanel Onentas.....................................     16,183,440         7,003
 *Dogan Sirketler Grubu Holdings A.S...................    899,842,100     1,171,235
 *Dogan Yayin Holding..................................    807,211,000     1,050,666
 *Doktas...............................................     19,200,000        31,157
 *Eczacibasi Ilac......................................     45,196,480       232,255
 *Eczacibasi Yapi Gere.................................      9,275,000       147,377
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........    174,141,500     1,942,822
 *Finansbank...........................................    842,827,208       655,365
 Goltas Cimento........................................      3,884,000        25,474
 *Good Year Lastikleri A.S.............................     14,759,718        71,855
 Gubre Fabrikalari Ticaret A.S.........................      3,249,000        21,090
 *Gunes Sigorta A.S....................................    100,170,000       104,982
 *Hurriyet Gazette.....................................    402,723,507       953,064
 *Ihlas Finans Kurumu..................................     13,500,000             0
 *Ihlas Holding........................................     11,752,000             0
 *Is Gayrimenk.........................................    932,191,400       772,126
 *Izmir Demir Celik....................................    230,946,541       167,868
 Kartonsan.............................................      1,000,000        32,794
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     31,095,000       128,253
 Mardin Cimento........................................     22,835,000       125,064
 Marshall Boya ve Vernik Sanayii A.S...................      3,571,000        71,229

                                                            SHARES            VALUE+
                                                            ------            ------

 *Medya Holdings A.S. Series C.........................     33,508,000  $    156,331
 *Milliyet Gazetecilik A.S.............................     26,634,000        32,416
 *Milpa Ticari ve Sinai Urunler Pazarlama..............     29,560,320        22,985
 *Net Holding A.S......................................    123,098,207        72,413
 *Net Turizm Ticaret ve Sanayi.........................     92,089,000        61,021
 Netas Northern Electric Telekomunikasyon A.S..........     24,805,400       721,210
 *Otosan Otomobil A.S..................................     22,997,500       190,486
 Pinar Entegre et ve Yem Sanayii A.S...................     21,496,500        18,169
 Pinar Sut Mamulleri Sanayii A.S.......................     20,146,500        39,504
 *Raks Elektroniks A.S.................................      5,859,000        20,600
 *Sabah Yayincilik A.S.................................     31,938,000        82,061
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............     14,839,931       148,003
 Sasa Suni ve Sentetik Elyat Sanayi A.S................     42,936,000       449,987
 Sistemieri Sanayi ve Ticaret A.S......................         31,000        26,830
 T. Tuborg Bira ve Malt Sanayi A.S.....................      9,375,000        60,220
 Tat Konserve..........................................     38,954,649       255,492
 *Tekstil Bank, Non-Tradable Shares....................     29,421,350        11,339
 *Tekstil Bankasi A.S..................................     88,264,934        34,018
 Ticaret ve Sanayi A.S.................................      7,799,999        23,469
 Tire Kutsan Oluklu Mukavvakutu ve Kagit
   Sanayi A.S..........................................      5,388,750        10,931
 *Tofas Turk Otomobil Fabrikasi A.S....................     82,554,589       655,882
 Trakya Cam Sanayii A.S................................    291,404,411     1,221,616
 *Turk Demir Dokum Fabrikalari.........................     37,099,884       119,155
 *Turk Dis Ticaret Bankasi A.S.........................    570,999,980       389,946
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............      3,780,000        40,894
 *Turk Sise ve Cam Fabrikalari A.S.....................    237,315,050       754,171
 *Turkiye Garanti Bankasi A.S..........................  1,519,574,583     2,157,686
 Turkiye Is Bankasi A.S. Series C......................    713,397,000     3,183,626
 USAS (Ucak Servisi A.S.)..............................         30,000        40,569
 *Unye Cimento Sanayi ve Ticaret A.S...................      8,963,996        16,668
 *Uzel Makina Sanayi A.S...............................     49,491,000       150,586
 *Vestel Elektronik Sanayi Ticaret A.S.................    223,134,000       482,795
 *Yapi ve Kredi Bankasi A.S............................  1,405,653,434     3,516,631
 Yasas A.S.............................................     12,825,750        16,044
 Yatak ve Vorgan Sanayi ve Ticaret Yatas...............      6,552,000         7,531
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $26,709,521)...................................                   32,453,305
                                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Turkish Lira
   (Cost $17,011)......................................                       17,770
                                                                        ------------
TOTAL -- TURKEY
  (Cost $26,726,532)...................................                   32,471,075
                                                                        ------------
THAILAND -- (9.8%)
COMMON STOCKS -- (9.8%)
 *Adkinson Securities Public Co., Ltd. (Foreign).......      1,169,000       332,946
 *Advance Agro Public Co., Ltd. (Foreign)..............      1,366,700       442,193

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
 *American Standard Sanitaryware (Thailand) Public Co.
   Ltd. (Foreign)......................................          4,150  $     10,118
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......      5,334,000       279,532
 Bangkok Expressway Public Co., Ltd. (Foreign).........      4,575,300     1,000,785
 *Bangkok Land Public Co., Ltd. (Foreign)..............      1,196,200        81,766
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........     12,208,000     1,362,983
 Banpu Public Co., Ltd. (Foreign)......................      1,122,000       664,685
 Berli Jucker Public Co., Ltd. (Foreign)...............      1,277,000     1,156,586
 *Big C Supercenter Public Co., Ltd. (Foreign).........      1,274,800       586,737
 *Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................        370,100       231,900
 Central Pattana Public Co., Ltd. (Foreign)............        395,000       355,504
 Central Plaza Hotel Public Co., Ltd. (Foreign)........        361,500       144,968
 *Ch Karnchang Public Co., Ltd. (Foreign)..............        750,700       280,518
 Charoen Pokphand Foods Public Co., Ltd................     11,854,940     1,377,588
 *DBS Thai Danu Bank Public Co., Ltd. (Foreign)........        258,000        31,744
 Eastern Water Resources Development & Management
   Public Co., Ltd. (Foreign)..........................        715,900       444,497
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        200,900        24,261
 International Cosmetics Public Co., Ltd. (Foreign)....        275,500     1,208,377
 *Jalaprathan Cement Public Co., Ltd. (Foreign)........        900,000       235,825
 *Jasmine International Public Co., Ltd. (Foreign).....      2,273,400       186,478
 Kang Yong Electric Public Co., Ltd. (Foreign).........        236,200       293,310
 Laguna Resorts & Hotels Public Co., Ltd. (Foreign)....        545,800       422,827
 Modernform Group Public Co., Ltd. (Foreign)...........         46,000        12,577
 Muramoto Electronic (Thailand) Public Co., Ltd.
   (Foreign)...........................................        134,300       264,693
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................      9,023,000     2,199,808
 National Petrochemical Public Co., Ltd. (Foreign).....      2,010,600     1,546,142
 *Pacific Assets Public Co., Ltd. (Foreign)............        380,000        28,572
 *Padaeng Industry Public Co., Ltd. (Foreign)..........      1,600,800       459,576
 Phoenix Pulp and Paper Public Co., Ltd. (Foreign).....        171,400       186,481
 *Pizza Public Co., Ltd. (Foreign).....................         69,448        58,152
 *Quality Houses Public Co., Ltd. (Foreign)............      4,839,600       578,920
 *Regional Container Lines Public Co., Ltd.
   (Foreign)...........................................        695,000       562,164

                                                            SHARES            VALUE+
                                                            ------            ------

 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................        331,600  $    481,664
 Saha Pathanapibul Public Co., Ltd. (Foreign)..........        136,700       194,670
 Saha-Union Public Co., Ltd. (Foreign).................      3,025,300       889,218
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................      6,280,300       377,776
 *Samart Corp. Public Co., Ltd. (Foreign)..............        455,200        98,532
 Siam City Cement Public Co., Ltd. (Foreign)...........        226,535       660,686
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......      2,023,333       802,170
 Siam Food Products Public Co., Ltd. (Foreign).........         97,100       111,728
 *Siam Sanwa Industrial Credit Public Co., Ltd.
   (Foreign)...........................................      1,843,000       317,046
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         21,200         8,888
 *Standard Chartered Nakornthon Bank Public Co., Ltd.
   (Foreign)...........................................            839        63,085
 *TISCO Finance Public Co., Ltd. (Foreign).............      1,421,500       463,162
 *TPI Polene Public Co., Ltd. (Foreign)................      3,890,162     1,125,697
 *Thai Farmers Bank Public Co., Ltd. (Foreign).........      1,840,000       892,992
 *Thai Military Bank Public Co., Ltd. (Foreign)........      9,457,000     1,088,165
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................         29,000        28,413
 Thai Rayon Public Co., Ltd............................         16,500        41,355
 Thai Rung Union Carbide Public Co., Ltd. (Foreign)....        430,900       672,538
 Thai Stanley Electric (Thailand) Public Co., Ltd.
   (Foreign)...........................................        418,300       457,487
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................        882,000        57,878
 Thai Union Frozen Products Public Co., Ltd.
   (Foreign)...........................................      2,500,000       837,350
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........      1,987,600       253,610
 *Vinythai Public Co., Ltd. (Foreign)..................      1,159,252        77,547
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $32,508,161)...................................                   27,054,870
                                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Quality House Warrants 05/31/06......................      1,613,200        67,633
 *Siam Commercial Bank Public Co., Ltd. (Foreign)
   Warrants 06/22/04...................................            333            17
 *Thai Tel & Telecommunications Public Co., Ltd.
   Warrants 09/29/06...................................         44,100         1,115
 *The Siam Industrial Credit Public Co. Warrants
   10/26/06............................................        184,525        10,847
                                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       79,612
                                                                        ------------
TOTAL -- THAILAND
  (Cost $32,508,161)...................................                   27,134,482
                                                                        ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
SOUTH KOREA -- (9.1%)
COMMON STOCKS -- (9.1%)
 *A-Nam Industrial Co., Ltd............................         24,159  $     79,144
 Asia Cement Manufacturing Co., Ltd....................          5,730        76,976
 BYC Co., Ltd..........................................            810        33,662
 *Bank of Pusan........................................         95,992       263,941
 Boo Kook Securities Co., Ltd..........................         17,385        93,829
 Boram Securities Co., Ltd.............................         25,025       135,062
 Cheil Industrial, Inc.................................         65,114       391,327
 Cho Kwang Leather Co., Ltd............................          4,860        13,745
 *Choil Aluminium Mfg. Co., Ltd........................          5,770        15,525
 *Chon Bang Co., Ltd...................................          2,520        46,424
 *Chong Kun Dang.......................................         14,080        38,438
 Choong Wae Pharmaceutical.............................          5,980        41,811
 *Choongnam Spinning Co., Ltd..........................          3,573         7,017
 Chosun Refractories Co., Ltd..........................          3,320        28,429
 Dae Chang Industrial Co...............................          6,170        17,862
 Dae Dong Industrial Co., Ltd..........................          3,930        19,852
 *Daegu Bank Co., Ltd..................................        148,102       358,938
 Daehan Flour Mills Co., Ltd...........................          1,045        26,106
 Daehan Synthetic Fiber Co., Ltd.......................          2,000        27,339
 Daelim Industrial Co., Ltd............................         53,760       570,160
 Daesung Industrial Co., Ltd...........................          4,820        89,743
 *Daewoo Electronic Components Co., Ltd................         11,310        17,859
 *Daewoo Electronics Co., Ltd..........................         85,420        42,277
 *Daewoo Motor Sales Corp..............................         27,520        77,615
 Dai Han Paint & Ink Manufacturing Co., Ltd............          2,150        42,226
 Daishin Securities Co., Ltd...........................         55,991       725,782
 *Dogwon Best Food Co., Ltd............................          2,816        28,317
 Dong Ah Tire Industrial Co., Ltd......................          2,160        57,525
 Dong IL Rubber Belt Co., Ltd..........................            529        13,091
 Dong Wha Pharmaceutical Industries Co.................          5,167        39,374
 Dongbu Steel Co., Ltd.................................         21,798        44,952
 Dong-Il Corp..........................................          4,205        72,676
 Dongkook Industries Co., Ltd..........................          1,620        16,354
 Dongkuk Steel Mill Co., Ltd...........................        105,352       256,571
 Dongsung Chemical Industries..........................          3,770        23,013
 *Dongwon Industries Co., Ltd..........................          4,163        40,881
 *Dongwon Securities Co., Ltd..........................         82,956       540,916
 *Doosan Construction & Engineering Co., Ltd...........         38,801       120,405
 Global and Yuasa Battery..............................         11,600        29,162
 HS R&A Co., Ltd.......................................          4,980        26,995
 Han Dok Pharmaceuticals Co., Ltd......................          1,090        31,298
 *Han Wha Energy Co., Ltd..............................         22,910         9,269
 Hana Bank.............................................         17,632       191,847
 Hanil Cement Manufacturing Co., Ltd...................          9,505       197,880
 Hanil Iron & Steel Co., Ltd...........................          2,700        19,302
 Hanil Securities Co., Ltd.............................         46,583       176,392
 Hanjin Shipping Co., Ltd..............................         74,836       261,328
 Hanjin Transportation Co., Ltd........................          8,950        53,788
 Hankook Caprolactam Corp..............................         16,830        42,045
 Hankook Core Co., Ltd.................................          6,798        32,310
 Hankook Cosmetics Co., Ltd............................         30,000        36,884
 Hankook Tire Manufacturing Co., Ltd...................        150,550       305,144
 Hankuk Glass Industries, Inc..........................         11,840       173,474
 Hankuk Paper Manufacturing Co., Ltd...................          3,100        34,826

                                                            SHARES            VALUE+
                                                            ------            ------

 *Hansol Chemical Co., Ltd.............................         12,467  $     34,769
 Hansol Paper Co., Ltd.................................         45,534       143,266
 *Hansol Telecom Co., Ltd..............................          5,430        14,077
 *Hanwha Chemical Corp.................................        100,650       320,238
 *Hanwha Securities Co., Ltd...........................         19,500        86,554
 Heesung Cable, Ltd....................................          3,660        18,776
 Hite Brewery Co., Ltd.................................          3,440       139,178
 Hotel Shilla, Ltd.....................................         39,640       263,456
 Hung Chang Co., Ltd...................................          3,959         8,584
 *Hwa Sung Industrial Co...............................          8,300        22,007
 *Hynix Semicondutor Inc...............................         66,000       111,218
 Hyundai Cement Co., Ltd...............................          5,185        44,807
 *Hyundai Corp.........................................         53,540        72,135
 Hyundai Department Store Co., Ltd.....................         25,910       425,420
 *Hyundai Fire & Marine Insurance Co., Ltd.............          7,420       146,313
 Hyundai Heavy Industries Co., Ltd.....................         51,730     1,001,759
 *Hyundai Merchant Marine Co., Ltd.....................        104,000       167,491
 Hyundai Mipo Dockyard Co., Ltd........................         12,110        71,353
 Hyundai Mobis.........................................         37,020       519,133
 Hyundai Motor Co., Ltd................................         61,930     1,235,773
 *Hyundai Pipe Co., Ltd................................         83,740       306,894
 ISU Chemical Co., Ltd.................................          8,990        79,101
 *Il Jin Electric Co., Ltd.............................         24,960        26,276
 Il Shin Spinning......................................          1,990        53,623
 Il Yang Pharmaceutical Co., Ltd.......................          6,107        23,221
 *Iljin Corp...........................................         18,000        21,353
 Inchon Iron & Steel Co., Ltd..........................        122,780       366,535
 *Jinro, Ltd...........................................         12,210        31,942
 KEC Corp..............................................          5,428        77,610
 *Kohap Co., Ltd.......................................         42,510        19,203
 *Kolon Engineering & Construction Co., Ltd............         25,790        88,134
 Kolon Industries, Inc.................................         21,199        98,259
 *Kolon International Corp.............................         27,215        72,693
 Korea Cast Iron Pipe Co., Ltd.........................         15,038        26,877
 *Korea Exchange Bank..................................        311,068       835,767
 Korea First Bank Securities...........................         23,720       126,715
 *Korea Industrial Leasing Co., Ltd....................         19,448        65,544
 Korea Iron & Steel Co., Ltd...........................         10,440        47,078
 Korea Iron & Steel Works Co., Ltd.....................          5,040        75,031
 *Korea Line Corp......................................          9,110        25,622
 Korea Polyol Co., Ltd.................................          4,710        80,294
 Korea Zinc Co., Ltd...................................         17,730       240,968
 Korean Air............................................        120,158       726,854
 *Korean French Banking Corp...........................         13,000        18,587
 Korean Reinsurance Co., Ltd...........................          8,580       170,197
 *Kumho Industrial Co., Ltd............................         47,568        68,013
 Kyungbang Co., Ltd....................................          1,490        26,103
 LG Construction, Ltd..................................         65,802       728,890
 LG International Corp.................................         72,934       232,627
 *LG Securities Co., Ltd...............................         10,397       105,775
 Lotte Chilsung Beverage Co., Ltd......................          1,160       380,924
 Lotte Confectionary Co., Ltd..........................          1,170       256,445
 Lotte Sam Kang Co., Ltd...............................            780        39,217
 Namhae Chemical Corp..................................         71,000       118,807
 Nong Shim Co., Ltd....................................          7,275       354,347
 Oriental Fire & Marine Insurance Co., Ltd.............          8,060        52,872
 *Orion Electric Co., Ltd..............................         30,153        22,741
 Ottogi Corporation....................................          3,230        37,174

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
 Pacific Chemical Co., Ltd.............................          1,710  $    126,144
 Poong San Corp........................................         33,530       215,209
 *Regent Securities Co., Ltd...........................         57,700       115,590
 *Rocket Electric......................................          3,460         9,351
 S-Oil Corp............................................         44,010     1,486,701
 SK Corp., Ltd.........................................        176,062     2,109,305
 Sam Pyo Foods Co., Ltd................................          3,610        12,748
 Sam Yang Corp.........................................          8,775       103,405
 Sam Yung Trading Co., Ltd.............................         13,840        17,505
 Samhwa Crown and Closure Co., Ltd.....................          3,100        22,113
 Samsung Climate Control Co., Ltd......................          7,500        28,046
 Samsung Corp..........................................        156,980       936,030
 Samsung Fine Chemicals................................         19,300       190,285
 Samwhan Corp. Co., Ltd................................          9,100        39,462
 Samyang Genex Co., Ltd................................          2,700        62,255
 Samyang Tong Sang Co., Ltd............................          2,820        35,225
 Samyoung Chemical Co., Ltd............................          2,820        19,717
 *Se Poong Corp........................................          2,043         1,846
 *Seah Holdings........................................          3,593        35,707
 Seah Steel Corp.......................................          5,246        49,249
 *Shin Dong-Ah Fire & Marine Insurance Co..............          5,520        28,101
 Shin Heung Securities Co., Ltd........................          9,130        32,277
 Shin Young Securities Co., Ltd........................         13,880       152,659
 *Shin Young Wacoal, Inc...............................            210         7,176
 *Shinmoorim Paper Manufacturing Co., Ltd..............         17,400        63,837
 Song Woun Industries Co., Ltd.........................          1,500        25,218
 *Ssangyong Cement Industry Co., Ltd...................        144,832       105,247
 *Ssangyong Heavy Industy Co., Ltd.....................          9,469        28,900
 *Ssangyong Motor Co...................................         65,040        79,198
 Sunkyong Industries, Ltd..............................         13,280        75,116
 Sunkyong, Ltd.........................................         95,956       685,989
 Tae Kwang Industrial Co., Ltd.........................          1,040       133,993
 Taegu Department Store Co., Ltd.......................          5,724        35,525
 Tai Han Electric Wire Co..............................         20,634       193,711
 Tai Lim Packaging Industries Co., Ltd.................          4,380        12,732
 Taihan Sugar Industrial Co., Ltd......................          3,881        32,319
 *Tong Yang Cement Corp................................         24,960        52,943
 Tong Yang Mool San Co., Ltd...........................          4,560        15,458
 *Tong Yang Securities Co., Ltd........................         31,133        92,819
 *Tongkook Corp........................................          3,794         2,861
 Tongyang Confectionery Co.............................          5,352       126,137
 Trigem Computer, Inc..................................         39,978       219,848
 Youngone Corp.........................................         51,520        54,843
 Youngpoong Corp.......................................          1,580        62,559
 Yuhan Corp............................................          4,476       217,663
                                                                        ------------
TOTAL -- SOUTH KOREA
  (Cost $25,242,468)...................................                   25,284,750
                                                                        ------------
BRAZIL -- (8.2%)
PREFERRED STOCKS -- (6.1%)
 *Acesita SA...........................................  1,230,760,696       330,746
 Aracruz Celulose SA Series B..........................      1,265,999     2,186,389
 Banco Bradesco SA.....................................    177,656,424       794,767
 Banco do Brasil SA....................................     56,145,862       238,528
 Bradespar SA..........................................    142,577,592        42,260
 Brasil Telecom Participacoes SA.......................      1,389,166        10,206
 Brasileira de Petroleo Ipiranga.......................     67,700,000       334,702
 *Caemi Mineracao e Metalurgia SA......................      3,800,000       443,766
 *Ceval Alimentos SA...................................     23,500,000        49,222

                                                            SHARES            VALUE+
                                                            ------            ------

 Cimento Portland Itau.................................      2,600,000  $    402,784
 *Companhia Siderurgica Paulista Cosipa CSI............        720,000       122,353
 Confab Industrial SA..................................        270,000       231,545
 Copene-Petroquimica do Nordeste SA Series A...........      2,580,000       424,156
 Coteminas Cia Tecidos Norte de Minas..................      1,700,000       100,768
 Distribuidora de Produtos Petreleo Ipirangi SA........      4,000,000        38,334
 Duratex SA............................................     10,610,000       188,686
 Embratel Participacoes SA.............................      1,389,166         5,874
 Globex Utilidades SA..................................         20,000        82,991
 IKPC Industrias Klabin de Papel e Celulose SA.........      2,101,531       822,211
 *Inepar SA Industria e Construcoes....................     78,960,001        58,665
 Investimentos Itau SA.................................      1,177,017       990,775
 *Lojas Americanas SA..................................     51,988,631        66,979
 Marcopolo SA..........................................         57,300        72,463
 Metalurgica Gerdau SA.................................     34,200,000       473,050
 *Paranapanema SA......................................      9,588,000         5,115
 Perdigao SA NPV.......................................         40,000       237,118
 *Plascar Participacoes Industrias SA..................      6,900,000         4,363
 Refinaria de Petroleo Ipiranga SA.....................     14,200,000        79,771
 Sadia SA..............................................      1,708,282       891,140
 Siderurgica Belgo-Mineira.............................      6,552,631       383,257
 Siderurgica de Tubarao Sid Tubarao....................     85,870,000       675,316
 Suzano de Papel e Celulose............................         94,000       206,174
 Tele Celular Sul Participacoes SA.....................      1,389,166         1,910
 Tele Centro Oeste Celular Participacoes SA............      1,389,166         3,047
 *Tele Leste Celular Participacoes SA..................      1,784,040           620
 Tele Norte Celular Participacoes SA...................      1,390,958           594
 Tele Norte Leste Participacoes SA.....................      7,406,493        96,884
 Telemig Celular Participacoes SA......................      1,389,166         2,278
 *Telemig Celular Participacoes SA Receipts............          7,519            12
 Telenordeste Celular Participacoes SA.................      1,389,166         1,663
 Telesp Celular Participacoes..........................      1,389,246         4,173
 *Trikem S.A...........................................     58,700,000        96,272
 Unibanco Unias de Bancos Brasileiros SA...............      2,000,000        39,520
 Usinas Siderurgicas de Minas Gerais SA................         41,925        94,275
 Vale do Rio Doce Series A.............................        239,144     4,990,062
 *Vale do Rio Doce Series B............................        239,144             0
 Votorantim Celulose e Papel SA........................     26,200,000       776,560
                                                                        ------------
TOTAL PREFERRED STOCKS
  (Cost $10,795,705)...................................                   17,102,344
                                                                        ------------
COMMON STOCKS -- (2.1%)
 Bahia Sul Celulose SA.................................      2,000,000       184,161
 Brasil Telecom Participacoes SA.......................     50,610,706       362,021
 Embraco SA............................................        342,000       133,805
 Embratel Participacoes................................     50,000,000       231,387
 Gerdau SA.............................................    191,289,980     1,663,135
 *Lojas Americanas SA..................................      9,026,162        11,486
 Ripasa SA Papel e Celulose............................        200,000        82,201
 Siderurgica Nacional Sid Nacional.....................    128,600,000     1,781,318
 Tele Celular Sul Participacoes........................     50,433,301        57,999

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
 Tele Centro Oeste Celular Participacoes...............     50,291,117  $    162,974
 *Tele Leste Celular Participacoes.....................     64,212,621        36,796
 Tele Norte Celular Participacoes......................     50,064,513        33,635
 Tele Norte Leste Participacoes........................     50,000,000       570,070
 Telemig Celular Participacoes.........................     50,270,644       128,538
 Telenordeste Celular Participacoes....................     50,517,828        60,892
 Uniao des Industrias Petroquimicas SA Series B........        783,600       309,676
 *Vallourec & Mannesmann Tubes-V & M DO Brasil SA......        378,000        24,064
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $3,877,867)....................................                    5,834,158
                                                                        ------------
TOTAL -- BRAZIL
  (Cost $14,673,572)...................................                   22,936,502
                                                                        ------------
MALAYSIA -- (8.2%)
COMMON STOCKS -- (8.2%)
 *A&M Realty Berhad....................................        151,000        33,776
 ACP Industries Berhad.................................        108,000        81,000
 AMMB Holdings Berhad..................................        521,636       420,054
 APM Automotive Holdings Berhad........................         99,750        51,713
 *Advance Synergy Berhad...............................        249,000        41,937
 Affin Holdings Berhad.................................      1,000,500       323,846
 Ancom Berhad..........................................        115,000        39,342
 Ann Joo Resources Berhad..............................         80,000        18,105
 Antah Holding Berhad..................................        306,000        42,679
 *Arab Malaysia Corp. Berhad...........................        775,000       170,296
 Arab Malaysia Finance Berhad..........................        207,000       158,791
 Arab Malaysian Development Berhad.....................        309,000        21,955
 *Asas Dunia Berhad....................................        122,000        20,387
 *Asia Pacific Land Berhad.............................        700,000        55,263
 Asiatic Development Berhad............................        548,000       160,074
 Austral Enterprises Berhad............................        169,000       125,416
 Ayer Hitam Planting Syndicate Berhad..................         27,000        21,316
 Bandar Raya Developments Berhad.......................        568,000       177,874
 Batu Kawan Berhad.....................................        154,000       150,758
 Berjaya Capital Berhad................................        163,000        26,809
 Berjaya Group Berhad..................................      1,247,000        78,758
 Berjaya Land Berhad...................................        638,000       147,747
 *Bimb Holdings Berhad.................................        470,000       188,000
 Bolton Properties Berhad..............................        145,000        38,921
 Boustead Holdings Berhad..............................        293,000       150,355
 Cahya Mata Sarawak Berhad.............................        460,000       266,316
 *Camerlin Group Berhad................................        208,000        83,747
 Chin Teck Plantations Berhad..........................         81,000        96,347
 *Cold Storage (Malaysia) Berhad.......................         80,000        10,737
 Commerce Asset Holding Berhad.........................        552,000     1,053,158
 Cycle & Carriage Bintang Berhad.......................         95,000       128,750
 DMIB Berhad...........................................        222,000        45,861
 DNP Holdings Berhad...................................        166,000        30,361
 *Damansara Realty Berhad..............................        391,000        21,608
 *Datuk Keramik Holdings Berhad........................        127,000        17,379
 Diversified Resources Berhad..........................      1,100,200       379,279
 Edaran Otomobil Nasional Berhad.......................        264,000       594,000
 *Europlus Berhad......................................        194,000        32,418
 *Faber Group Berhad...................................        170,300        20,615
 Far East Holdings Berhad..............................         59,400        28,449
 Federal Flour Mills Berhad............................        102,000       122,937
 *General Corp. Berhad.................................        178,000        25,529

                                                            SHARES            VALUE+
                                                            ------            ------

 Genting Berhad........................................        112,500  $    290,132
 Golden Hope Plantations Berhad........................        789,000       739,168
 *Golden Plus Holdings Berhad..........................         77,000        22,087
 *Grand United Holdings Berhad.........................        208,000        42,968
 *Gula Perak Berhad....................................        250,000        64,474
 Guthrie Ropel Berhad..................................        148,000       113,726
 Hap Seng Consolidated Berhad..........................        380,000       218,000
 Highlands and Lowlands Berhad.........................        494,000       323,700
 Hong Leong Credit Berhad..............................        522,447       687,430
 *Hong Leong Credit Berhad Issue 2002..................         87,074       113,251
 Hong Leong Industries Berhad..........................        261,000       357,158
 Hong Leong Properties Berhad..........................        546,000        80,463
 Hume Industries (Malaysia) Berhad.....................        289,000       298,126
 Hwang-DBS (Malaysia) Berhad...........................        193,000        91,929
 IGB Corp. Berhad......................................        555,000       160,658
 IJM Corp. Berhad......................................        511,000       562,100
 *Idris Hydraulic (Malaysia) Berhad....................        484,000        31,842
 *Innovest Berhad......................................        228,000        29,400
 *Insas Berhad.........................................        664,000        69,895
 Island & Peninsular Berhad............................        269,000       172,018
 *Jasa Megah Industries Berhad.........................        197,000        54,953
 Jaya Tiasa Holdings Berhad............................        235,000       126,158
 *Johan Holdings Berhad................................        228,000        24,900
 Johor Port Berhad.....................................        323,000       104,550
 *Johore Tenggara Oil Palm Berhad......................         97,000        24,761
 Kamunting Corp. Berhad................................        581,000        78,741
 Keck Seng (Malaysia) Berhad...........................        188,000        63,326
 Kejora Harta Berhad...................................        117,000        22,630
 Kian Joo Can Factory Berhad...........................         96,000        73,263
 Kim Hin Industry Berhad...............................         71,000        22,421
 Kuala Lumpur Kepong Berhad............................        117,000       157,026
 Kuala Sidim Berhad....................................        145,000       142,711
 Kulim Malaysia Berhad.................................        181,000        69,066
 *Kumpulan Emas Berhad.................................        339,000        42,821
 *Land - General Berhad................................        266,000        23,450
 Landmarks Berhad......................................        244,000        35,958
 *Leader Universal Holdings Berhad.....................        427,333        59,602
 *Lien Hoe Corp. Berhad................................        158,250        18,324
 *Lingui Development Berhad............................        570,000       171,000
 Lion Land Berhad......................................        462,375        37,112
 *MBF Holdings Berhad..................................        837,000        45,154
 *MBM Resources Berhad.................................         86,000        62,011
 MUI Properties Berhad.................................        724,000        69,542
 Malayan Banking Berhad................................        196,000       394,579
 Malayan Cement Berhad.................................         67,500        16,520
 Malayawata Steel Berhad...............................        149,000        41,171
 *Malaysia Building Society Berhad.....................        263,000        46,371
 Malaysia Industrial Development Finance Berhad........        743,000       179,884
 Malaysia Mining Corp. Berhad..........................      1,204,000       595,663
 *Malaysian Airlines System Berhad.....................      1,003,000       535,813
 Malaysian Mosaics Berhad..............................        429,000       135,474
 *Malaysian Plantations Berhad.........................        394,000       117,163
 *Malaysian Resources Corp. Berhad.....................      1,126,333       358,648
 *Malaysian Tobacco Co. Berhad.........................        149,000       145,079
 Maruichi Malaysia Steel Tube Berhad...................         92,000       112,821
 Matsushita Electric Co. (Malaysia) Berhad.............         26,400       110,463
 Metrojaya Berhad......................................        105,000        28,737
 *Metroplex Berhad.....................................        817,000        58,050

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
 Muda Holdings Berhad..................................        237,000  $     41,163
 Muhibbah Engineering Berhad...........................        119,000        29,750
 *Mulpha International Berhad..........................      1,069,000       113,933
 *Multi-Purpose Holdings Berhad........................        140,000        31,500
 *Naluri Berhad........................................        676,000       177,005
 New Straits Times Press (Malaysia) Berhad.............        154,000       157,242
 Northport Corporation Berhad..........................        105,000        76,539
 Nylex (Malaysia) Berhad...............................        219,500        54,875
 OSK Holdings Berhad...................................        422,666       187,975
 *Olympia Industries Berhad............................        122,000         8,668
 Oriental Holdings Berhad..............................        282,016       230,066
 PJ Development Holdings Berhad........................        337,000        47,889
 Pacific & Orient Berhad...............................         42,000        23,874
 *Pan Pacific Asia Berhad..............................        100,000         8,553
 *Paramount Corp. Berhad...............................         73,000        28,239
 Peladang Kimia Berhad.................................         25,000         6,579
 Perlis Plantations Berhad.............................        705,333       612,526
 Pernas International Holdings Berhad..................        757,000       136,459
 Perusahaan Otomobil Nasional Berhad...................        781,000     1,520,895
 Phileo Allied Berhad..................................        299,000       129,042
 Pilecon Engineering Berhad............................        210,000        20,171
 *Prime Utilities Berhad...............................         46,000        20,216
 *Promet Berhad........................................        140,000        10,684
 Public Finance Berhad.................................        386,000       424,600
 RHB Capital Berhad....................................        123,000        69,268
 RHB Sakura Merchant Bankers Berhad....................          6,150         3,431
 Road Builders (Malaysia) Holdings Berhad..............        162,000       187,579
 SCB Developments Berhad...............................        120,000       119,368
 SP Settia Berhad......................................        162,800        98,108
 Sarawak Enterprise Corp. Berhad.......................      1,510,000       516,579
 Sarawak Oil Palms Berhad..............................         93,000        32,061
 Selangor Dredging Berhad..............................         84,000         9,063
 Selangor Properties Berhad............................        402,000       142,816
 Shell Refining Co. Federation of Malaysia Berhad......         48,000        47,495
 *Silverstone Berhad...................................          6,930             0
 Sime Darby Berhad (Malaysia)..........................        355,980       417,808
 Southern Acids (Malaysia) Berhad......................         44,000        22,579
 Southern Bank Berhad (Foreign)........................        574,250       247,834
 *Southern Steel Berhad................................        330,000        68,822
 Sunrise Berhad........................................        134,000        37,026
 *Sunway City Berhad...................................        294,000        74,274
 *Sunway Holdings, Inc. Berhad.........................        394,000        66,358
 Ta Enterprise Berhad..................................        752,000       128,632
 Talam Corp. Berhad....................................        152,000        35,200
 Tan & Tan Developments Berhad.........................        374,000       121,058
 Tan Chong Motor Holdings Berhad.......................        665,000       236,250
 *Tekala Corp. Berhad..................................        111,000        28,772
 *Tiong Nam Transport Holdings Berhad..................         52,000        22,442
 *Tongkah Holdings Berhad..............................         84,000        13,926
 Tradewinds (Malaysia) Berhad..........................        189,000        88,532
 Tronoh Mines Malaysia Berhad..........................         48,000        34,611
 UMW Holdings Berhad...................................        380,666       636,113
 Uniphone Telecommunications Berhad....................        116,000        47,926

                                                            SHARES            VALUE+
                                                            ------            ------

 United Malacca Rubber Estates Berhad..................        102,000  $    124,547
 United Merchant Group Berhad..........................        307,000       109,874
 United Plantations Berhad.............................        112,000       102,274
 Warisan TC Holdings Berhad............................         33,250        17,763
 Worldwide Holdings Berhad.............................        136,000        52,253
 Yeo Hiap Seng (Malaysia) Berhad.......................         59,000        30,432
                                                                        ------------
TOTAL -- MALAYSIA
  (Cost $20,524,920)...................................                   22,666,621
                                                                        ------------
ISRAEL -- (7.8%)
COMMON STOCKS -- (7.8%)
 *AFCon Projects (84), Ltd.............................         10,500        11,730
 *Ackerstein Industries, Ltd...........................         41,800        41,120
 *Ackerstein ZVI.......................................            383         7,327
 *Ackerstein ZVI.......................................            106           453
 Africa-Israel Investments, Ltd........................          6,765       559,243
 Africa-Israel Investments, Ltd........................            150       111,601
 *Agis Industries (1983), Ltd..........................         49,100       401,257
 American Israeli Paper Mills, Ltd.....................          5,100       189,360
 *Ashtrom Properties, Ltd..............................        171,400        67,647
 Azorim Investment Development & Construction Co.,
   Ltd.................................................         36,900       264,079
 Azorim Properties, Ltd................................         52,000        98,256
 Bank Hapoalim B.M.....................................      1,426,700     2,914,830
 Bank Leumi Le-Israel..................................      2,044,650     3,742,702
 Bank of Jerusalem.....................................         71,150        50,583
 *CLAL Industries, Ltd.................................        109,996       589,489
 Delek Israel Fuel Corp., Ltd. Series C................          3,872       266,129
 Delta Galil Industries, Ltd...........................          7,800        71,849
 *Discount Mortgage Bank, Ltd..........................          2,057       154,985
 *Elbit Medical Imaging................................         37,133       201,283
 Elbit Systems, Ltd....................................         16,533       294,043
 Elbit, Ltd............................................         24,733       147,798
 Elco Industries (1975)................................         12,111        62,216
 *Electrochemical Industries (1952), Ltd...............         48,800         5,187
 Elite Industries, Ltd.................................         10,080       357,598
 *Elron Electronic Industries, Ltd.....................         20,066       271,578
 *Feuchtwanger Industries..............................          2,800        15,184
 First International Bank of Israel....................         78,000       436,992
 First International Bank of Israel, Ltd...............        374,800       379,505
 *Formula Systems (1985), Ltd..........................          8,000       122,631
 Granite Hacarmel Investments, Ltd.....................        142,500       207,329
 Hadar Insurance Co., Ltd..............................         40,755       105,886
 IDB Bankholding Corp., Ltd............................         47,200     1,191,747
 IDB Development Corp., Ltd. Series A..................         87,522     2,387,612
 Israel Chemicals, Ltd.................................      1,237,000     1,252,237
 Israel Cold Storage & Supply Co., Ltd.................          7,000        25,131
 *Israel Corp. Series A................................          4,000       425,334
 Israel General Bank, Ltd..............................          4,400       153,808
 *Israel Land Development Co., Ltd.....................         49,100       225,562
 *Israel Petrochemical Enterprises, Ltd................         51,516       167,305
 *Israel Steel Mills, Ltd..............................         97,000           893
 *Kardan International, Ltd............................         38,052       127,084
 *Koor Industries, Ltd.................................         15,805       473,346
 M.A.Industries, Ltd...................................        227,355       462,351
 *Mashov Computer......................................         12,000         4,847
 *Middle East Tube Co..................................         46,200        30,008

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
 Mishkan Hapoalim Mortgage Bank, Ltd. Series B.........          2,315  $    505,228
 *Mul-t-lock, Ltd......................................         23,850       109,847
 OCIF Investments and Development, Ltd.................          3,380        51,891
 *Ormat Industries, Ltd................................         79,500       113,978
 *Otzar Hashilton Hamekomi, Ltd........................          1,050        63,984
 Packer Plada, Ltd.....................................          1,677        41,194
 *Polgat Industries, Ltd. Series B.....................         21,900        23,856
 *Property and Building Corp., Ltd.....................          4,261       263,680
 *Red Sea Hotels, Ltd..................................         21,300        54,535
 *Secom................................................         60,500        30,580
 *Shekem Real Estate...................................          3,457        18,372
 Super-Sol, Ltd. Series B..............................        191,937       769,770
 *Team Computer & Systems, Ltd.........................          2,800        96,489
 Tefahot Israel Mortgage Bank, Ltd.....................         60,600       411,934
 *Urdan Industries, Ltd................................         86,800        59,024
 Ytong Industries, Ltd.................................         76,300        95,514
 *Zur Shamir Insurance Co., Ltd........................         62,779        31,880
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $20,971,469)...................................                   21,818,891
                                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Israel Shekel
   (Cost $859).........................................                          842
                                                                        ------------
TOTAL -- ISRAEL
  (Cost $20,972,328)...................................                   21,819,733
                                                                        ------------
MEXICO -- (7.5%)
COMMON STOCKS -- (7.5%)
 *Altos Hornos de Mexico S.A...........................        118,000        35,078
 America Movil S.A. de C.V. Series L...................      2,560,000     2,204,296
 Apasco S.A. de C.V....................................        172,000       760,178
 *Cintra S.A. de C.V...................................         85,000        42,648
 Coca Cola Femsa S.A. de C.V. Series L.................         23,000        43,678
 *Consorcio Hogar S.A. de C.V. Series B................         27,000         6,846
 Controladora Comercial Mexicana S.A. de C.V.
   Series B............................................      1,016,000       690,655
 *Corporacion Geo S.A. de C.V. Series B................        120,700       140,005
 *Corporacion Interamericana de Entramiento S.A. de
   C.V. Series B.......................................        399,505       706,957
 Desc S.A. de C.V. Series B............................      1,515,800       556,094
 El Puerto de Liverpool S.A. Series 1..................         20,000        28,054
 El Puerto de Liverpool S.A. Series C1.................        328,600       414,840
 *Empaques Ponderosa S.A. de C.V. Series B.............         90,000        25,103
 *Empresas ICA Sociedad Controladora S.A. de C.V.......        804,600       251,771
 *Empresas la Moderna S.A. de C.V. Series A............        429,885       166,987
 Fomento Economico Mexicano Series B & D...............        488,000     1,637,598
 *Gruma S.A. de C.V. Series B..........................        316,950       266,413
 *Grupo Carso S.A. de C.V. Series A-1..................        271,000       763,490
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....        301,000       162,392
 Grupo Corvi S.A. de C.V. Series L.....................        284,000        75,078

                                                            SHARES            VALUE+
                                                            ------            ------

 *Grupo Financiero Bancomer S.A. de C.V. Series O......      5,436,900  $  4,176,942
 *Grupo Financiero del Norte S.A. Series C.............        650,000     1,231,587
 Grupo Financiero GBM Atlantico S.A. de C.V.
   Series L............................................            479             0
 Grupo Financiero GBM Atlantico S.A. de C.V.
   Series L............................................         81,826             0
 *Grupo Financiero Inbursa S.A. de C.V. Series O.......         28,365        28,005
 *Grupo Gigante S.A. de C.V. Series B..................        314,453       303,673
 Grupo Herdez S.A. de C.V. Series B....................        319,000        86,051
 Grupo Industrial Alfa S.A. Series A...................        785,264       855,784
 Grupo Industrial Maseca S.A. de C.V. Series B.........        781,000       247,757
 *Grupo Industrial Saltillo S.A. de C.V. Series B......         40,000        36,255
 *Grupo Iusacell S.A. de C.V. Series V.................        745,000       217,847
 *Grupo Posadas S.A. de C.V. Series L..................        316,000       148,321
 *Grupo Tribasa S.A. de C.V............................        145,000             0
 *Hylsamex S.A. de C.V. Series B.......................        237,100       125,359
 Industrias Bachoco S.A. de C.V. (Certificate
   Representing Series B and Series L).................         80,000        80,279
 Industrias Penoles S.A. de C.V........................        516,900       446,194
 *Industrias S.A. de C.V. Series B.....................         69,000       107,211
 *Jugos del Valle S.A. de C.V. Series B................         56,900        57,712
 Nueva Grupo Mexico SA de CV Series B..................        852,900       993,914
 *Pepsi-Gemex S.A. de C.V..............................        322,013       243,219
 *Sanluis Corporacion S.A. de C.V.(Certificates
   representing 1 share Series B, 1 share Series C & 1
   share Series D).....................................         50,400        20,665
 Telefonos de Mexico S.A. Series L.....................      1,000,000     1,661,682
 Tubos de Acero de Mexico S.A..........................        430,000       680,189
 Vitro S.A.............................................        300,400       235,971
                                                                        ------------
TOTAL -- MEXICO
  (Cost $23,037,536)...................................                   20,962,778
                                                                        ------------
INDONESIA -- (7.0%)
COMMON STOCKS -- (7.0%)
 *PT Apac Centretex Corporation Tbk....................        774,000        14,978
 *PT Asahimas Flat Glass Co., Ltd......................      4,048,500       348,187
 PT Astra Agro Lestari Tbk.............................     11,736,500     1,065,462
 *PT Astra Graphia Tbk.................................     12,193,000       419,458
 *PT Astra International Tbk...........................      2,188,800       423,552
 PT Bank Nisp Tbk......................................     10,015,000       181,836
 PT Bank Pan Indonesia Tbk.............................     42,070,000       763,839
 PT Berlian Laju Tanker Tbk............................      4,782,100       742,588
 PT Bhakti Investama Tbk...............................     15,081,500       410,738
 PT Bimantara Citra....................................      9,488,000     1,156,008
 *PT Branta Mulia Tbk..................................        180,000        11,180
 *PT Budi Acid Jaya Tbk................................      6,410,000        61,254
 *PT Charoen Pokphand Indonesia Tbk....................     11,514,000       423,607
 *PT Ciputra Development Tbk...........................      6,561,800        40,758
 PT Dankos Laboratories................................        661,500        29,078
 *PT Dynaplast Tbk.....................................      2,223,000       106,215
 *PT Eterindo Wahanatama Tbk...........................      4,599,000        30,764
 *PT Ever Shine Textile Tbk............................     19,347,215       573,134
 *PT Gajah Tunggal Tbk.................................      1,488,000        17,774

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
 *PT Great River International.........................        745,000  $     28,299
 PT Hanjaya Mandala Sampoerna Tbk......................      4,550,000     1,478,312
 *PT Hero Supermarket Tbk..............................        220,000        14,716
 *PT Indah Kiat Pulp & Paper Corp......................     10,295,196       113,138
 *PT Indocement Tunggal Prakarsa.......................        166,000        11,501
 PT Indofood Sukses Makmur Tbk.........................        211,650        12,641
 *PT Indorama Synthetics Tbk...........................      6,104,320       239,165
 *PT International Nickel Indonesia Tbk................      1,159,500       559,549
 *PT Jakarta International Hotel and Development Tbk...      4,583,000       151,093
 *PT Jaya Real Property................................      2,232,000        79,984
 *PT Kalbe Farma Tbk...................................      3,850,240        86,463
 *PT Karwell Indonesia.................................      1,466,500        44,844
 PT Komatsu Indonesia Tbk..............................      3,597,000       309,356
 PT Lautan Luas Tbk....................................      5,614,000       140,824
 *PT Lippo Land Development Tbk........................        386,400        40,617
 *PT Makindo Tbk.......................................      1,450,000       398,365
 PT Matahari Putra Prima Tbk Foreign...................     12,852,500       589,528
 *PT Mayorah Indah.....................................      7,152,072       208,453
 PT Medco Energi International Tbk.....................     13,454,500     1,832,138
 *PT Metrodata Electronics Tbk.........................     18,582,000       221,962
 *PT Modern Photo Tbk..................................      1,266,500        60,513
 *PT Mulia Industrindo.................................      5,260,000        65,344
 *PT Mutlipolar Corporation Tbk........................      3,195,000        80,908
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................      6,342,000        48,483
 *PT Panasia Indosyntec Tbk............................        403,200         6,550
 *PT Panin Insurance Tbk...............................     13,543,000       168,242
 *PT Sari Husada Tbk...................................         36,480        31,374
 PT Selamat Sempurna Tbk...............................      1,687,000       280,102
 *PT Semen Cibinong Tbk................................        743,400        28,416
 PT Semen Gresik.......................................      3,877,091     2,371,165
 *PT Sinar Mas Agro Resources and Technology Tbk.......      1,688,580       112,952
 *PT Sunson Textile Manufacturer Tbk...................      6,012,000       189,587
 *PT Suparma Tbk.......................................        676,845         5,174
 *PT Surya Dumai Industri Tbk..........................      5,145,000       258,119
 *PT Surya Toto Indonesia..............................         46,400        24,387
 PT Tempo Scan Pacific.................................      4,198,000     1,223,540
 PT Tigaraksa Satria Tbk...............................         68,400        26,145
 PT Timah Tbk..........................................      4,695,000       206,381
 *PT Ultrajaya Milk Industry & Trading Co..............      9,145,000       589,879
 *PT Unggul Indah Corp. Tbk............................        371,435        53,241
 *Tunas Ridean.........................................     10,810,000       222,096
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $36,037,782)...................................                   19,433,956
                                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Indonesia Rupiah
   (Cost $5,122).......................................                        4,864
                                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Indocement Tunggal Prakarsa Warrants Class C 05/02/03
   (Cost $3,467).......................................        126,672         1,150
                                                                        ------------
TOTAL -- INDONESIA
  (Cost $36,046,371)...................................                   19,439,970
                                                                        ------------
CHILE -- (5.6%)
COMMON STOCKS -- (5.5%)
 Banco de Credito e Inversiones SA Series A............         54,733       386,608
 Banmedica SA..........................................        347,000        68,483
 CAP SA (Compania de Aceros del Pacifico)..............        100,000        97,579
 COPEC (Cia de Petroleos de Chile).....................        947,488     3,103,597

                                                            SHARES            VALUE+
                                                            ------            ------

 CTI SA (Cia Tecno Industrial).........................      4,900,000  $     93,486
 Cementos Bio-Bio S.A..................................         47,327        38,599
 Cervecerias Unidas SA.................................        143,000       510,040
 Consumidores de Gas de Santiago SA....................        103,000       439,526
 Empresa Nacional de Electricidad SA...................      2,009,503       687,759
 Empresa Nacional de Telecomunicaciones SA.............         49,000       289,022
 Empresas Iansa SA.....................................      4,994,997       283,713
 Enersis SA............................................      2,507,242       701,096
 Forestal Terranova SA.................................        147,795        60,270
 Industrias Forestales Inforsa SA......................      1,749,264       258,584
 *Madeco Manufacturera de Cobre SA.....................      1,194,560       342,731
 Maderas y Sinteticos SA...............................      1,295,762       528,400
 Manufacturera de Papeles y Cartones SA................        282,547     2,510,154
 Minera Valparaiso SA..................................          7,500        34,954
 Parque Arauco S.A.....................................        455,207       137,896
 Sociedad Industrial Pizarreno SA......................         63,000        38,995
 Sociedad Quimica y Minera de Chile SA Series A........         43,364       120,311
 Sociedad Quimica y Minera de Chile SA Series B........        945,090     2,064,639
 Sud Americana de Vapores SA...........................        410,000       214,964
 *Telecomunicaciones de Chile SA Series A..............        350,000     1,016,929
 *Telecomunicaciones de Chile SA Series B..............        372,166       867,234
 Vina de Concha y Toro SA..............................        350,000       284,893
 Vina Sta Carolina SA Series A.........................        163,489        30,954
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $16,998,651)...................................                   15,212,636
                                                                        ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
TEMPORARY CASH
  INVESTMENTS CHILE -- (0.1%)
 Repurchase Agreement, Salomon Smith Barney C. De
   Bolsa, 5.16%, 12/03/01 (Collateralized by Central
   Bank)
   (Cost $431,941).....................................        296,582       431,941
                                                                        ------------
TOTAL -- CHILE
  (Cost $17,430,592)...................................                   15,643,357
                                                                        ------------

PHILIPPINES -- (5.3%)
                                                            SHARES
                                                            ------
                                                            ------
COMMON STOCKS -- (5.2%)
 Aboitiz Equity Ventures, Inc..........................      5,782,000       164,729
 Alaska Milk Corp......................................      7,953,000       321,499
 *Alsons Consolidated Resources, Inc...................     16,904,000        29,286
 *Anglo Philippine Holdings Corp.......................      4,710,000        32,640
 *Bacnotan Consolidated Industries, Inc................      1,696,970       316,866
 *Belle Corp...........................................     41,361,000       358,289
 *Cebu Holdings, Inc...................................      7,763,250        56,041
 *Cosmos Bottling Corp.................................     10,922,000     1,219,438
 *Digital Telecommunications (Philippines), Inc........     65,200,000       527,141
 *Fil-Estate Land, Inc.................................      3,196,340        11,075
 *Filinvest Development Corp...........................      5,283,500        96,622
 *Filinvest Land, Inc..................................     44,684,000     1,445,077
 *First E-Bank Corp....................................        409,000        11,023
 *Guoco Holdings (Philippines), Inc....................     14,400,000        42,966

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
 *International Container Terminal Services, Inc.......     24,287,000  $    804,141
 Kepphil Shipyard, Inc.................................      9,725,165        52,419
 *Kuok Philippine Properties, Inc......................      4,300,000         6,622
 *Megaworld Properties & Holdings, Inc.................     86,325,000     1,129,992
 *Metro Pacific Corp...................................    167,120,000     1,318,991
 *Metropolitan Bank & Trust Co.........................         69,804       236,495
 *Mondragon International Philippines, Inc.............      2,464,000        36,048
 *Petron Corp..........................................     15,160,000       437,744
 *Philippine National Bank.............................      1,349,000     1,272,441
 *Philippine National Construction Corp................        398,900        58,359
 *Philippine Realty & Holdings Corp....................     20,930,000        36,261
 *Philippine Savings Bank..............................      1,095,390       611,500
 *Pryce Properties Corp................................      4,330,000        14,170
 *RFM Corp.............................................      2,488,200       103,459
 Robinson's Land Corp. Series B........................     16,019,000       431,711
 SM Development Corp...................................     21,996,400       423,430
 *Security Bank Corp...................................      2,713,200       894,421
 *Solid Group, Inc.....................................     19,668,000       159,015
 *Soriano (A.) Corp....................................     20,195,000       194,376
 *Southeast Asia Cement Holdings, Inc..................     42,885,880        53,661
 Union Bank of the Philippines.........................        387,100       111,775
 Universal Robina Corp.................................     15,073,300     1,247,689
 *Urban Bank, Inc......................................         14,950             0
 *William, Gothong & Aboitiz, Inc......................     10,114,000       253,102
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $29,502,966)...................................                   14,520,514
                                                                        ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Philippine Peso
   (Cost $190,993).....................................                      181,852
                                                                        ------------
TOTAL -- PHILIPPINES
  (Cost $29,693,959)...................................                   14,702,366
                                                                        ------------
GREECE -- (5.2%)
COMMON STOCKS -- (5.2%)
 Aegek.................................................         74,934       271,067
 Aktor S.A.............................................        144,363     1,134,925
 Alcatel Cables Hellas S.A.............................         12,639        90,083
 Alfa-Beta Vassilopoulos S.A...........................         29,738       385,565
 Alisida S.A...........................................          2,160        13,887
 *Allatini Industrial & Commercial Co..................         32,170        76,621
 Alpha Credit Bank.....................................         64,966     1,213,437
 Alpha Leasing.........................................         41,685       354,585
 Alte Technological Co. S.A............................         25,885       103,371
 Alumil Milonas S.A....................................         16,952       100,484
 Aluminum of Attica S.A................................        125,899       358,481
 *Anek Lines S.A.......................................         11,899        24,079
 Arcadia Metal Industry C. Rokas S.A...................         15,811       120,336
 *Aspis Bank...........................................         21,199       105,538
 *Atemke S.A...........................................         19,950        24,830
 *Attica Enterprises S.A. Holdings.....................        177,527       839,296
 Benrubi S.A...........................................         13,531        77,298
 Delta Dairy S.A.......................................         75,319       581,338
 Edrassi C. Psallidas S.A..............................         46,959       241,350
 El. D. Mouzakis S.A...................................         52,085       180,018
 Eltrak S.A............................................         12,000        36,317
 *Ergas S.A............................................         30,636        41,421
 Etba Leasing S.A......................................         25,711        82,878

                                                            SHARES            VALUE+
                                                            ------            ------

 *Etma Rayon S.A.......................................         22,665  $     45,662
 Gekat Construction Co. S.A............................          8,730        33,143
 General Construction Co. S.A..........................         12,490       101,323
 General Commercial and Industry.......................         54,130        84,334
 *General Hellenic Bank................................         46,978       453,451
 Gnomon Construction S.A...............................         16,930        37,595
 Hellas Can Packaging Manufacturers S.A................         46,435       315,992
 Hellenic Cables S.A...................................         87,976       296,189
 *Hellenic Sugar Industry S.A..........................         67,671       598,655
 Hellenic Technodomiki S.A.............................         96,649       579,814
 *Heracles General Cement Co...........................         24,336       319,448
 *Heremes S.A Building Enterprises.....................          7,714        36,884
 Ionian Hotel Enterprises..............................         10,332        90,107
 K. I. Sarantopoulos S.A...............................         18,830        81,604
 Kalpinis Simos Steel Service Center...................         20,170        70,435
 Katselis Sons S.A.....................................          8,280        52,787
 *Klonatex S.A.........................................         50,776       205,501
 Knitwear Factory Maxim C.M............................         10,960        17,664
 Lanakam S.A...........................................          3,900        15,225
 Lavipharm S.A.........................................         68,754       160,062
 Light Metals Industry.................................         51,418       137,659
 *Macedonian Plastics S.A..............................          5,430        14,100
 Mailis (M.J.) S.A.....................................        112,615       550,561
 *Maritime Company of Lesvos S.A.......................         41,647        62,648
 Mesochoritis Bros. Construction Co....................         49,500        69,586
 Michaniki S.A.........................................        108,330       247,346
 Minerva Knitwear......................................          5,140        13,531
 Minoan Lines S.A......................................         20,695        55,591
 Mytilineos Holdings S.A...............................         34,200       177,611
 N. Levederis S.A......................................         18,790        36,341
 National Investment Bank for Industrial Development...         65,558       615,182
 Nikas S.A.............................................         18,983        62,210
 *Notos Com.Holdings S.A...............................         27,814        58,028
 *P.D. Papoutsanis S.A.................................         29,135        79,306
 Petzetakis S.A........................................         55,494       249,440
 Radio Athenai.........................................          5,275        22,672
 *Sarantis S.A.........................................         49,890       148,309
 Sato S.A..............................................         28,850        55,023
 Selected Textile Industry Assoc. S.A..................        132,720       240,052
 *Sfakianakis S.A......................................         19,670        46,321
 *Sheet Steel S.A......................................         34,850        39,630
 Shelman...............................................         68,025       159,583
 Silver and Baryte Ores Mining Co. S.A.................         46,714       359,718
 *Strintzis Shipping Lines S.A.........................        210,140       334,923
 *Technodomi M.Travlos Br. Com. & Constr. Co. S.A......         21,740        33,092
 Terna Tourist Technical & Maritime S.A................          6,863        35,273
 Themeliodomi..........................................         18,820        83,583
 Thrace Plastics Co. S.A...............................         45,045        93,977
 Tiletipos S.A.........................................         40,632       182,637
 Uncle Stathis S.A.....................................         18,561        95,064
 Veterin...............................................         11,696        67,234
 *Vis Container Manufacturing Co.......................          7,370        36,823
 Zampa S.A.............................................            830        19,917
                                                                        ------------
TOTAL COMMON STOCKS
  (Cost $20,722,478)...................................                   14,536,051
                                                                        ------------

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES            VALUE+
                                                            ------            ------
PREFERRED STOCKS -- (0.0%)
 Egnatia Bank S.A.
   (Cost $38,539)......................................          3,196  $     10,188
                                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Maritime Company of Lesvos S.A. Rights 11/30/01
   (Cost $0)...........................................         65,747           589
                                                                        ------------
TOTAL -- GREECE
  (Cost $20,761,017)...................................                   14,546,828
                                                                        ------------
POLAND -- (4.7%)
COMMON STOCKS -- (4.7%)
 *Amica Wronki SA......................................         37,993       240,158
 *Big Bank Gdanski SA..................................      1,199,862       814,737
 *Big Bank Gdanski SA Issue 2001.......................      1,199,862       814,737
 Bre Bank SA...........................................         38,274     1,162,418
 *Budimex SA...........................................         65,032       377,354
 Debica SA.............................................        178,183     1,372,696
 *Farmacol SA..........................................         18,486       122,330
 Frantschach Swiecie SA................................        180,914     1,250,788
 *Huta Ferrum SA.......................................         43,319        28,880
 Impexmetal SA.........................................         43,199       167,466
 Kredyt Bank SA........................................        130,531       588,207
 *Kredyt Bank SA Issue 2001............................         65,265       286,044
 *Kutnowskie Zaklady Farmaceutyczne Polfa SA...........          1,071        30,941
 Lentex SA.............................................         36,530       135,299
 Mostostal Export SA...................................        654,595       468,732
 *Mostostal Warszawa SA................................         46,235        80,485
 *Mostostal Zabrze Holding SA..........................        140,376       228,765
 *Orbis SA.............................................        226,238       960,832
 Polifarb Cieszyn Wroclaw SA...........................        663,192       736,895
 Powszechny Bank Kredytowy SA..........................         18,101       475,999
 Przedsiebiorstwo Farmaceutyczne JELFA SA..............         99,415     1,239,644
 *Raciborska Fabryka Kotlow SA.........................        245,118       399,459
 *Sokolowskie Zaklady Miesne SA........................        640,373       297,265
 *Stalexport SA........................................        187,618       129,250
 *Zaklady Metali Lekkich Kety SA.......................         61,870       690,513
                                                                        ------------
TOTAL -- POLAND
  (Cost $14,330,206)...................................                   13,099,894
                                                                        ------------
HUNGARY -- (3.5%)
COMMON STOCKS -- (3.5%)
 Danubius Hotel & Spa RT...............................         19,309       189,038
 *Fotex First Hungarian-American Photo Service Co......      1,785,342     1,188,554
 Magyar Olay-Es Gazipari RT............................        151,343     2,720,880
 *Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)...         36,748       189,957
 *North American Business Industries RT................         10,000       122,110
 Pannonplast P.L.C.....................................         97,557       951,623
 *Pick Szeged RT.......................................         69,461       865,495
 *Primagaz Hungaria Co., Ltd...........................         49,156       215,247
 Raba Hungarian Railway Carriage & Machine Works.......        159,183       918,052
 *Skala Coop RT Series T...............................         39,065       185,663
 *Synergon Information Systems Ltd., Budapest..........        100,000       229,623
 *Tiszai Vegyi Kombinat RT.............................        122,129     1,326,094

                                                            SHARES            VALUE+
                                                            ------            ------

 *Zalakeramia, Ltd.....................................         95,009  $    571,620
                                                                        ------------
TOTAL -- HUNGARY
  (Cost $12,584,035)...................................                    9,673,956
                                                                        ------------
ARGENTINA -- (3.0%)
COMMON STOCKS -- (3.0%)
 *Acindar Industria Argentina de Aceros SA Series B....      2,261,067       346,796
 *Alpargatas SA Industrial y Comercial.................          6,363             0
 Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................        370,894       178,468
 *Banco del Sud Sociedad Anonima Series B..............        310,563        93,399
 Banco Frances del Rio de la Plata SA..................        178,000       455,019
 *Banco Suquia SA......................................        327,868       203,779
 *Capex SA Series A....................................        131,575       228,186
 *Celulosa Argentina SA Series B.......................         10,843         3,804
 *Central Costanera SA Series B........................        261,000        91,837
 *Central Puerto SA Series B...........................        161,000        53,261
 Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................        535,252       340,723
 DYCASA SA (Dragados y Construcciones Argentina)
   Series B............................................         55,000        38,595
 *Garovaglio y Zorraquin SA............................         65,800         3,298
 Grupo Financiero Galicia SA Series B..................      1,697,935       685,955
 *IRSA Inversiones y Representaciones SA...............      1,229,994       715,156
 *Juan Minetti SA......................................        806,693       591,147
 Ledesma S.A.A.I.......................................        460,539       222,527
 Metrogas SA Series B..................................        176,000        91,922
 *Molinos Rio de la Plata SA Series B..................        307,214       357,247
 *Polledo SA Industrial y Constructora y Financiera....         50,000        14,536
 *Renault Argentina SA.................................      1,105,834       182,913
 *Siderar SAIC Series A................................        645,512       478,210
 Siderca SA Series A...................................      1,815,162     2,256,352
 *Sol Petroleo SA......................................        173,000         7,111
 *Solvay Indupa S.A.I.C................................      1,334,322       238,095
 Telecom Argentina Stet-France SA Series B.............        476,600       601,997
                                                                        ------------
TOTAL -- ARGENTINA
  (Cost $18,174,854)...................................                    8,480,634
                                                                        ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                             (000)
TEMPORARY CASH
  INVESTMENTS -- (3.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/03/01, valued at $9,350,309) to be
   repurchased at $9,212,535
   (Cost $9,211,000)...................................  $       9,211     9,211,000
                                                                        ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $321,917,551)++....                 $278,073,946
                                                                        ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $327,682,011.

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost of $321,918).....................  $278,074
Cash........................................................        19
Receivables:
    Dividends and Interest..................................       634
    Investment Securities Sold..............................       876
    Fund Shares Sold........................................       328
Other Assets................................................         5
                                                              --------
    Total Assets............................................   279,936
                                                              --------

LIABILITIES:
Deferred Chilean Repatriation Tax...........................       482
Accrued Expenses and Other Liabilities......................       358
                                                              --------
    Total Liabilities.......................................       840
                                                              --------

NET ASSETS applicable to 22,725,147 shares outstanding $.01
  par value shares
  (Authorized 200,000,000 shares)...........................  $279,096
                                                              ========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............  $  12.28
                                                              ========

PUBLIC OFFERING PRICE PER SHARE.............................  $  12.34
                                                              ========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $322,034
Accumulated Net Investment Income (Loss)....................       (48)
Accumulated Net Realized Gain (Loss)........................     1,716
Accumulated Net Realized Foreign Exchange Gain (Loss).......      (843)
Unrealized Net Foreign Exchange Gain (Loss).................        81
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................   (43,844)
                                                              --------
    Total Net Assets........................................  $279,096
                                                              ========

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $1,293).....         $ 10,022
    Interest................................................              446
                                                                     --------
        Total Investment Income.............................           10,468
                                                                     --------

EXPENSES
    Investment Advisory Services............................              284
    Accounting & Transfer Agent Fees........................              347
    Custodian Fees..........................................              714
    Legal Fees..............................................               30
    Audit Fees..............................................               16
    Directors' Fees and Expenses............................                3
    Shareholders' Reports...................................               35
    Other...................................................               48
                                                                     --------
        Total Expenses......................................            1,477
                                                                     --------
    NET INVESTMENT INCOME (LOSS)............................            8,991
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
Net Realized Gain (Loss) on Investment Securities Sold......            4,851
Net Realized Gain (Loss) on Foreign Currency Transactions...             (843)
Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............          (25,190)
    Translation of Foreign Currency Denominated Amounts.....              (25)
                                                                     --------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY...............................................          (21,207)
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(12,216)
                                                                     ========

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR             YEAR
                                                                       ENDED           ENDED
                                                                     NOV. 30,         NOV. 30,
                                                                       2001             2000
                                                                     ---------       ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................         $  8,991        $   5,431
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................            4,851           20,001
    Net Realized Gain (Loss) on Foreign Currency
      Transactions..........................................             (843)            (799)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency............          (25,190)        (138,116)
      Translation of Foreign Currency Denominated Amounts...              (25)             (14)
                                                                     --------        ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................          (12,216)        (113,497)
                                                                     --------        ---------

Distributions From:
    Net Investment Income...................................           (7,199)          (4,515)
    Net Realized Gain.......................................          (20,795)         (17,724)
                                                                     --------        ---------
        Total Distributions.................................          (27,994)         (22,239)
                                                                     --------        ---------
Capital Share Transactions (1):
    Capital Shares Issued...................................           26,942           53,845
    Shares Issued in Lieu of Cash Distributions.............           27,994           22,239
    Capital Shares Redeemed.................................          (30,906)          (5,502)
                                                                     --------        ---------
        Net Increase (Decrease) From Capital Share
          Transactions......................................           24,030           70,582
                                                                     --------        ---------
        Total Increase (Decrease)...........................          (16,180)         (65,154)
NET ASSETS
    Beginning of Period.....................................          295,276          360,430
                                                                     --------        ---------
    End of Period...........................................         $279,096        $ 295,276
                                                                     ========        =========

(1) SHARE AMOUNTS
    Shares issued...........................................            2,116            2,800
    Shares issued In Lieu of Cash Distributions.............            2,116            1,115
    Shares Redeemed.........................................           (2,389)            (293)
                                                                     --------        ---------
                                                                        1,843            3,622
                                                                     ========        =========

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  YEAR           YEAR           YEAR           YEAR           YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED
                                                NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                  2001           2000           1999           1998           1997
                                                ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period......      $  14.14       $  20.88       $  14.74       $  16.13       $  15.86
                                                --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)............          0.38           0.19           0.22           0.31           0.33
  Net Gains (Losses) on Securities
    (Realized and Unrealized).............         (0.92)         (5.75)          8.62          (1.06)          0.01
                                                --------       --------       --------       --------       --------
  Total from Investment Operations........         (0.54)         (5.56)          8.84          (0.75)          0.34
                                                --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
  Net Investment Income...................         (0.33)         (0.16)         (0.25)         (0.62)         (0.05)
  Net Realized Gains......................         (0.99)         (1.02)         (2.45)         (0.02)         (0.02)
                                                --------       --------       --------       --------       --------
  Total Distributions.....................         (1.32)         (1.18)         (2.70)         (0.64)         (0.07)
                                                --------       --------       --------       --------       --------
Net Asset Value, End of Period............      $  12.28       $  14.14       $  20.88       $  14.74       $  16.13
                                                ========       ========       ========       ========       ========
Total Investment Return...................         (4.34)%       (28.02)%        71.69%         (4.80)%         2.12%

Net Assets, End of Period (thousands).....      $279,096       $295,276       $360,430       $195,463       $193,805
Ratio of Expenses to Average Net Assets...          0.52%          0.54%          0.52%          0.64%          0.62%
Ratio of Expenses to Average Net Assets
  (excluding waviers and assumption of
  expenses)...............................          0.52%          0.54%          0.52%          0.64%          1.02%
Ratio of Net Investment Income to Average
  Net Assets..............................          3.16%          1.46%          1.51%          2.08%          1.87%
Ratio of Net Investment Income to Average
  Net Assets (excluding waivers and
  assumption of expenses).................          3.16%          1.46%          1.51%          2.08%          1.47%
Portfolio Turnover Rate...................            19%            19%            18%            35%             0%

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Prior to November 21, 1997, Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997 the Fund was reorganized as an open-end management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are approved in good faith at fair value using methods approved by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The components of net assets may be adjusted for current period permanent book/tax differences, which arose principally from different book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis.

    The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

    The Fund's investments in Chile are subject to governmental taxes on investment income and realized capital gains. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned and accrues for taxes on capital gains throughout the holding period of underlying securities. The cost basis used to determine the amount of capital gains subject to such taxes is adjusted for the Consumer Price Index (CPI) in Chile from the date such securities were purchased through the date such securities are sold.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 2001, the Fund paid the Advisor a fee based on an annual effective rate of 0.10% of average net assets.

    Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Fund made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................      $52,240
Sales.......................................................       51,249

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies were as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $  52,811
Gross Unrealized Depreciation...............................       (102,419)
                                                                  ---------
    Net.....................................................      $ (49,608)
                                                                  =========

    Certain of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The Fund realized gains on the sale of passive foreign investment companies of $1,568,173, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F. LINE OF CREDIT

    The Fund together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit with the domestic custodian bank during the year ended November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

G. REIMBURSEMENT FEES:

    Shares of the Fund are sold at a public offering price which is equal to the current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital and are used to defray the costs associated with investing proceeds of the sale of shares to investors.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE FUND AND BOARD OF DIRECTORS OF
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund Inc. (the "Fund") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002